Note 9 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
		Weighted	Weighted Average
		Average	Remaining
	Number of	Exercise	Contractual Life
	warrants	Price/Share	(years)
Warrants granted as at December 31, 2023 (1)	2,738,473	USD 1.41	10
Warrants granted	538,460	USD 0.40
Warrants exercised	—
Warrants forfeited	(232,139)	USD 1.72
Warrants cancelled	—	—
Warrants granted as at December 31, 2024 (1)	3,044,794	USD 1.19	9
Warrants granted during 2025	3,872,407	USD 0.10
Warrants exercised	—	—
Warrants forfeited	(183,152)	USD 0.90
Warrants cancelled	—	—
Warrants granted as at December 31, 2025 (1)	6,734,049	USD 0.17 (2)	7
Warrants exercisable as at December 31, 2023 (1)	2,007,123
Warrants exercisable as at December 31, 2024 (1)	2,493,050
Warrants exercisable as at December 31, 2025 (1)	3,500,721

Explanation of effect of share-based payments on entity's profit or loss [text block]
	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Research and development expenses	$167	$101	$377
General and administrative expenses	140	76	102
Total	$307	$177	$479

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Years Ended December 31,
	2025	2024	2023
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	4.34%	4.71%	4.27%
Expected volatility	85%	85%	85%
Share price	$0.06	$0.42	$0.70

Disclosure of outstanding warrants [text block]
	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Granted prior to 2023		2,184,917
Grant (January 2023)	9.17	7,479	USD 1.94	6
Grant (September 2023)	4.27	100,000	USD 1.02	6
Grant (December 2023)	3.61	269,605	USD 0.75	6
Grant (May 2024)	2.23	440,332	USD 0.40	6
Grant (February 2025)	2.09	1,231,716	USD 0.50	6
Grant (November 2025)	0.50	2,500,000	USD 0.74	6

Granted at December 31, 2025		6,734,049
Warrants exercisable at December 31, 2025		3,500,721
	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Granted prior to 2023		2,186,778
Grant (January 2023)	9.17	10,000	USD 1.94	7
Grant (September 2023)	4.27	100,000	USD 1.02	7
Grant (December 2023)	3.61	275,969	USD 0.75	7
Grant (May 2024)	2.23	472,047	USD 0.40	7
Granted at December 31, 2024		3,044,794
Warrants exercisable at December 31, 2024		2,493,050

Disclosure of share awards to board of directors and executive management [text block]
	December 31, 2022	Warrants held when becoming or leaving as a member of management	Granted	Exercised	Forfeited	December 31, 2023	Warrants held when becoming or leaving as a member of management	Granted	Exercised	Forfeited	December 31, 2024	Warrants held when becoming or leaving as a member of management	Granted	Exercised	Forfeited	December 31, 2025
Steven Projan	51,631	—	—	—	—	51,631	—	—	—	—	51,631	—	—	—	—	51,631
Roberto Prego	43,747	—	5,000	—	—	48,747	—	20,000	—	—	68,747	—	25,000	—	—	93,747
Marianne Søgaard	113,487	—	75,000	—	—	188,487	—	40,000	—	—	228,487	—	125,000	—	—	353,487
Lars Holtug	9,583	—	5,000	—	—	14,583	—	20,000	—	—	34,583	—	25,000	—	—	59,583
Niels Iversen Møller (5)	3,750	—	8,125	—	—	11,875	—	20,000	—	—	31,875	—	12,500	—	—	44,375
Lars Aage Staal Wegner (1)	—	—	—	—	—	—	608,188	—	—	—	608,188	—	17,708	—	—	625,896
Board of Directors in total	222,198	—	93,125	—	—	315,323	608,188	100,000	—	—	1,023,511	608,188	205,208	—	—	1,228,719
Lars Aage Staal Wegner	808,188	—	—	(200,000)	—	608,188	(608,188)	—	—	—	—	—	—	—	—	—
Helen Tayton Martin (2)							—	—	—	—	—	—	2,500,000	—	—	2,500,000
Birgitte Rønø	99,376	—	12,500	—	—	111,876	—	50,000	—	—	161,876	—	125,000	—	—	286,876
Erik Heegaard (6)	122,564	—	—	—	—	122,564	—	—	—	(23,424)	99,140	—	—	—	—	99,140
Andreas Holm Mattsson	35,000	—	6,250	—	—	41,250	—	25,000	—	—	66,250	—	125,000	—	—	191,250
Bo Karmark (7)	61,667	—	—	—	—	61,667	—	—	—	(30,185)	31,482	—	—	—	—	31,482
Jesper Nyegaard Nissen (4)	45,883	—	12,500	—	—	58,333	—	50,000	—	(62,267)	46,066	—	—	—	—	46,066
Per Norlén (8)	53,125	—	—	—	(37,150)	15,975	—	—	—	—	15,975	—	—	—	—	15,975
Christian Kanstrup (3)	—	—	169,167	—	—	169,167	—	16,668	—	—	185,835	—	125,000	—	—	310,835
Executive Management in total	1,225,803	0	200,417	(200,000)	(37,150)	1,189,020	(608,188)	141,668	—	(115,876)	606,624	—	2,875,000	—	—	3,481,624